Finance Receivables	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Finance Receivables
Finance Receivables

Our finance receivable types include personal loans, the SpringCastle Portfolio, real estate loans, and retail sales finance as defined below:

•
Personal loans — are secured by consumer goods, automobiles, or other personal property or are unsecured, typically non-revolving with a fixed-rate and a fixed, original term of two to five years. At December 31, 2015, $2.4 billion of personal loans, or 56%, were secured by collateral consisting of titled personal property (such as automobiles) and $1.9 billion, or 44%, were secured by consumer household goods or other items of personal property or were unsecured, compared to $1.9 billion of personal loans, or 50%, secured by collateral consisting of titled personal property and $1.9 billion, or 50%, secured by consumer household goods or other items of personal property or unsecured at December 31, 2014.

•
SpringCastle Portfolio — includes unsecured loans and loans secured by subordinate residential real estate mortgages (which we service as unsecured loans due to the fact that the liens are subordinated to superior ranking security interests). The SpringCastle Portfolio includes both closed-end accounts and open-end lines of credit. These loans are in a liquidating status and vary in substance and form from our originated loans.

•
Real estate loans — are secured by first or second mortgages on residential real estate, generally have maximum original terms of 360 months, and are considered non-conforming. At December 31, 2015, $207 million of real estate loans, or 38%, were secured by first mortgages and $331 million, or 62%, were secured by second mortgages, compared to $230 million of real estate loans, or 36%, secured by first mortgages and $409 million, or 64%, secured by second mortgages at December 31, 2014. Real estate loans may be closed-end accounts or open-end home equity lines of credit and are primarily fixed-rate products. Since we ceased real estate lending in January of 2012, our real estate loans are in a liquidating status.

•
Retail sales finance — include retail sales contracts and revolving retail accounts. Retail sales contracts are closed-end accounts that represent a single purchase transaction. Revolving retail accounts are open-end accounts that can be used for financing repeated purchases from the same merchant. Retail sales contracts are secured by the personal property designated in the contract and generally have maximum original terms of 60 months. Revolving retail accounts are secured by the goods purchased and generally require minimum monthly payments based on the amount financed calculated after the most recent purchase or outstanding balances. Our retail sales finance portfolio is also in a liquidating status.

Components of net finance receivables by type were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

December 31, 2015
Gross receivables *	$5,028	$1,672	$534	$25	$7,259
Unearned finance charges and points and fees	(833)	—	—	(2)	(835)
Accrued finance charges	60	31	4	—	95
Deferred origination costs	45	—	—	—	45
Total	$4,300	$1,703	$538	$23	$6,564

December 31, 2014
Gross receivables *	$4,462	$2,053	$635	$52	$7,202
Unearned finance charges and points and fees	(764)	—	(1)	(5)	(770)
Accrued finance charges	58	38	5	1	102
Deferred origination costs	44	—	—	—	44
Total	$3,800	$2,091	$639	$48	$6,578

*	Gross receivables are defined as follows:

•
Finance receivables purchased as a performing receivable — gross finance receivables equal the UPB for interest bearing accounts and the gross remaining contractual payments for precompute accounts; additionally, the remaining unearned discount, net of premium established at the time of purchase, is included in both interest bearing and precompute accounts to reflect the finance receivable balance at its fair value;

•
Finance receivables originated subsequent to the Fortress Acquisition — gross finance receivables equal the UPB for interest bearing accounts and the gross remaining contractual payments for precompute accounts; and

•
Purchased credit impaired finance receivables — gross finance receivables equal the remaining estimated cash flows less the current balance of accretable yield on the purchased credit impaired accounts.

Included in the table above are finance receivables associated with securitizations that remain on our balance sheet. At December 31, 2015 and December 31, 2014, the carrying values of these finance receivables totaled $3.6 billion and $1.9 billion, respectively, for our personal loans and $1.7 billion and $2.1 billion, respectively, for our SpringCastle Portfolio loans.

Unused lines of credit extended to customers by the Company were as follows:

(dollars in millions)
December 31,	2015	2014

Personal loans	$2	$1
SpringCastle Portfolio	365	354
Real estate loans	30	31
Total	$397	$386

Unused lines of credit on our personal loans can be suspended if one of the following occurs: (i) the value of the collateral declines significantly; (ii) we believe the borrower will be unable to fulfill the repayment obligations; or (iii) any other default by the borrower of any material obligation under the agreement occurs. Unused lines of credit on our real estate loans and the SpringCastle Portfolio secured by subordinate residential real estate mortgages can be suspended if one of the following occurs: (i) the value of the real estate declines significantly below the property’s initial appraised value; (ii) we believe the borrower will be unable to fulfill the repayment obligations because of a material change in the borrower’s financial circumstances; or (iii) any other default by the borrower of any material obligation under the agreement occurs. Unused lines of credit on home equity lines of credit, including the SpringCastle Portfolio secured by subordinate residential real estate mortgages, can be terminated for delinquency. Unused lines of credit on the unsecured loans of the SpringCastle Portfolio can be terminated at our discretion. Accordingly, no reserve has been recorded for the unused lines of credit.

GEOGRAPHIC DIVERSIFICATION

Geographic diversification of finance receivables reduces the concentration of credit risk associated with economic stresses in any one region. However, the unemployment and housing market stresses in the U.S. have been national in scope and not limited to a particular region. The largest concentrations of net finance receivables were as follows:

December 31,	2015		2014 *
(dollars in millions)	Amount	Percent	Amount	Percent

North Carolina	$593	9%	$645	10%
Illinois	468	7	414	6
California	429	7	540	8
Indiana	403	6	349	5
Pennsylvania	375	6	393	6
Ohio	371	6	394	6
Florida	345	5	328	5
Virginia	334	5	351	5
Other	3,246	49	3,164	49
Total	$6,564	100%	$6,578	100%

*	December 31, 2014 concentrations of net finance receivables are presented in the order of December 31, 2015 state concentrations.

CREDIT QUALITY INDICATORS

We consider the delinquency status and nonperforming status of the finance receivable as our credit quality indicators.

We accrue finance charges on revolving retail finance receivables up to the date of charge-off at 180 days past due. Our revolving retail finance receivables that were more than 90 days past due and still accruing finance charges at December 31, 2015 and at December 31, 2014 were immaterial. Our personal loans, SpringCastle Portfolio, and real estate loans do not have finance receivables that were more than 90 days past due and still accruing finance charges.

Delinquent Finance Receivables

We consider the delinquency status of the finance receivable as our primary credit quality indicator. We monitor delinquency trends to manage our exposure to credit risk. We consider finance receivables 60 days or more past due as delinquent and consider the likelihood of collection to decrease at such time.

The following is a summary of net finance receivables by type and by days delinquent:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

December 31, 2015
Net finance receivables: *
60-89 days past due	$49	$26	$19	$—	$94
90-119 days past due	41	16	3	—	60
120-149 days past due	34	12	2	1	49
150-179 days past due	31	11	2	—	44
180 days or more past due	3	1	13	—	17
Total delinquent finance receivables	158	66	39	1	264
Current	4,077	1,588	486	22	6,173
30-59 days past due	65	49	13	—	127
Total	$4,300	$1,703	$538	$23	$6,564

December 31, 2014
Net finance receivables: *
60-89 days past due	$36	$34	$13	$1	$84
90-119 days past due	30	21	9	—	60
120-149 days past due	24	17	5	1	47
150-179 days past due	21	16	4	—	41
180 days or more past due	2	2	13	—	17
Total delinquent finance receivables	113	90	44	2	249
Current	3,632	1,937	577	45	6,191
30-59 days past due	55	64	18	1	138
Total	$3,800	$2,091	$639	$48	$6,578

*
Purchased credit impaired finance receivables are accounted for on a pool basis. For purposes of allocating the pool carrying amount to individual finance receivables, the Company applied the ratio of the carrying value to the gross receivable balance of each pool in developing the above table. Finance receivables greater than 180 days delinquent within a PCI pool are not ascribed any carrying value and are not used in deriving the aforementioned ratio.

Nonperforming Finance Receivables

We also monitor finance receivable performance trends to evaluate the potential risk of future credit losses. At 90 days or more past due, we consider our finance receivables to be nonperforming. Once the finance receivables are considered as nonperforming, we consider them to be at increased risk for credit loss.

Our performing and nonperforming net finance receivables by type were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

December 31, 2015
Performing	$4,191	$1,663	$518	$22	$6,394
Nonperforming	109	40	20	1	170
Total	$4,300	$1,703	$538	$23	$6,564

December 31, 2014
Performing	$3,723	$2,035	$608	$47	$6,413
Nonperforming	77	56	31	1	165
Total	$3,800	$2,091	$639	$48	$6,578

PURCHASED CREDIT IMPAIRED FINANCE RECEIVABLES

Our purchased credit impaired finance receivables consist of receivables purchased as part of the following transactions:

•
SFI’s capital contribution of its wholly owned subsidiary, Springleaf Acquisition Corporation (“SAC”), to SFC — on July 31, 2014 (the “SAC Capital Contribution”), SFC acquired a 47% equity interest in the SpringCastle Portfolio (the “SCP Loans”), certain of which were determined to be credit impaired when SAC acquired the SCP Loans on April 1, 2013.

•
Fortress Acquisition — we revalued our assets and liabilities based on their fair value at the date of the Fortress Acquisition, November 30, 2010, in accordance with purchase accounting and adjusted the carrying value of our finance receivables (the “FA Loans”) to their fair value.

We report the carrying amount of our purchased credit impaired finance receivables in net finance receivables, less allowance for finance receivable losses or in finance receivables held for sale as discussed below.

At December 31, 2015 and December 31, 2014, finance receivables held for sale totaled $793 million and $202 million, respectively. See Note 7 for further information on our finance receivables held for sale, which consist of certain of our personal loans and non-core real estate loans. Finance receivables held for sale include purchased credit impaired finance receivables, as well as TDR finance receivables. Therefore, we are presenting the financial information for our purchased credit impaired finance receivables and TDR finance receivables combined for finance receivables held for investment and finance receivables held for sale in the tables below.

Information regarding our purchased credit impaired finance receivables held for investment and held for sale were as follows:

(dollars in millions)	SCP Loans	FA Loans *	Total

December 31, 2015
Carrying amount, net of allowance	$350	$89	$439
Outstanding balance	482	136	618
Allowance for purchased credit impaired finance receivable losses	—	12	12

December 31, 2014
Carrying amount, net of allowance	$452	$105	$557
Outstanding balance	628	151	779
Allowance for purchased credit impaired finance receivable losses	—	11	11

*	Purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)
December 31,	2015	2014

Carrying amount	$59	$72
Outstanding balance	89	99

The allowance for purchased credit impaired finance receivable losses at December 31, 2015 and 2014, reflected the net carrying value of the purchased credit impaired FA Loans being higher than the present value of the expected cash flows.

Changes in accretable yield for purchased credit impaired finance receivables held for investment and held for sale were as follows:

(dollars in millions)	SCP Loans	FA Loans	Total

Year Ended December 31, 2015
Balance at beginning of period	$452	$54	$506
Accretion (a)	(77)	(8)	(85)
Reclassifications from nonaccretable difference (b)	—	20	20
Balance at end of period	$375	$66	$441

Year Ended December 31, 2014
Balance at beginning of period	$—	$768	$768
Accretable yield for SpringCastle Portfolio contributed to SFC	366	—	366
Accretion (a)	(37)	(75)	(112)
Reclassifications from nonaccretable difference (b)	123	19	142
Transfers due to finance receivables sold	—	(658)	(658)
Balance at end of period	$452	$54	$506

Year Ended December 31, 2013
Balance at beginning of period	$—	$624	$624
Accretion	—	(117)	(117)
Reclassifications from nonaccretable difference (b)	—	261	261
Balance at end of period	$—	$768	$768

(a)	Accretion on our purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)
Years Ended December 31,	2015	2014

Accretion	$6	$13

(b)	Reclassifications from nonaccretable difference represents the increases in accretion resulting from higher estimated undiscounted cash flows.

TROUBLED DEBT RESTRUCTURED FINANCE RECEIVABLES

Information regarding TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans (a)	SpringCastle Portfolio	Real Estate Loans (a)	Total

December 31, 2015
TDR gross finance receivables (b)	$32	$14	$200	$246
TDR net finance receivables	31	13	201	245
Allowance for TDR finance receivable losses	9	4	34	47

December 31, 2014
TDR gross finance receivables (b)	$22	$11	$196	$229
TDR net finance receivables	22	10	196	228
Allowance for TDR finance receivable losses	1	3	32	36

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

December 31, 2015
TDR gross finance receivables	$2	$92	$94
TDR net finance receivables	2	92	94

December 31, 2014
TDR gross finance receivables	$—	$91	$91
TDR net finance receivables	—	91	91

(b)	As defined earlier in this Note.

We have no commitments to lend additional funds on our TDR finance receivables.

TDR average net receivables held for investment and held for sale and finance charges recognized on TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans (a)	SpringCastle Portfolio	Real Estate Loans (a)	Total

Year Ended December 31, 2015
TDR average net receivables	$29	$12	$198	$239
TDR finance charges recognized	3	1	11	15

Year Ended December 31, 2014
TDR average net receivables (b)	$17	$5	$951	$973
TDR finance charges recognized	2	1	47	50

Year Ended December 31, 2013
TDR average net receivables	$15	$—	$1,116	$1,131
TDR finance charges recognized	1	—	63	64

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

Year Ended December 31, 2015
TDR average net receivables *	$2	$91	$93
TDR finance charges recognized	—	5	5

Year Ended December 31, 2014
TDR average net receivables **	$—	$248	$248
TDR finance charges recognized	—	4	4

*	TDR personal loan average net receivables held for sale for 2015 reflect a three-month average since the personal loans were transferred to finance receivables held for sale on September 30, 2015.

**	TDR real estate loan average net receivables held for sale for 2014 reflect a five-month average since the real estate loans were transferred to finance receivables held for sale on August 1, 2014.

(b)	TDR SpringCastle Portfolio loans average net receivables for the year ended December 31, 2014 reflect a five-month average since the SAC Capital Contribution occurred on July 31, 2014.

The impact of the transfers of finance receivables held for investment to finance receivables held for sale and the subsequent sales of finance receivables held for sale during the first half of 2014 was immaterial since the loans were transferred and sold within the same months.

Information regarding the new volume of the TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans (a)	SpringCastle Portfolio	Real Estate Loans (a)	Total

Year Ended December 31, 2015
Pre-modification TDR net finance receivables	$33	$7	$21	$61
Post-modification TDR net finance receivables:
Rate reduction	$15	$6	$17	$38
Other (b)	12	—	5	17
Total post-modification TDR net finance receivables	$27	$6	$22	$55
Number of TDR accounts	6,515	721	385	7,621

Year Ended December 31, 2014
Pre-modification TDR net finance receivables	$18	$4	$213	$235
Post-modification TDR net finance receivables:
Rate reduction	$10	$4	$157	$171
Other (b)	6	—	46	52
Total post-modification TDR net finance receivables	$16	$4	$203	$223
Number of TDR accounts	4,206	468	2,374	7,048

Year Ended December 31, 2013
Pre-modification TDR net finance receivables	$15	$—	$573	$588
Post-modification TDR net finance receivables:
Rate reduction	$8	$—	$543	$551
Other (b)	4	—	50	54
Total post-modification TDR net finance receivables	$12	$—	$593	$605
Number of TDR accounts	3,240	—	7,085	10,325

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

Year Ended December 31, 2015
Pre-modification TDR net finance receivables	$1	$6	$7
Post-modification TDR net finance receivables	$1	$7	$8
Number of TDR accounts	162	113	275

Year Ended December 31, 2014
Pre-modification TDR net finance receivables	$—	$6	$6
Post-modification TDR net finance receivables	$—	$7	$7
Number of TDR accounts	—	94	94

(b)	“Other” modifications include extension of term and forgiveness of principal or interest.

Net finance receivables held for investment and held for sale that were modified as TDR finance receivables within the previous 12 months and for which there was a default during the period to cause the TDR finance receivables to be considered nonperforming (90 days or more past due) were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans (a)	Total

Year Ended December 31, 2015
TDR net finance receivables (b)	$5	$2	$3	$10
Number of TDR accounts	1,221	147	46	1,414

Year Ended December 31, 2014
TDR net finance receivables (b)	$1	$1	$33	$35
Number of TDR accounts	141	53	524	718

Year Ended December 31, 2013
TDR net finance receivables (b)	$1	$—	$69	$70
Number of TDR accounts	355	—	928	1,283

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Real Estate Loans

Year Ended December 31, 2015
TDR net finance receivables	$1
Number of TDR accounts	17

Year Ended December 31, 2014
TDR net finance receivables	$3
Number of TDR accounts	49

(b)	Represents the corresponding balance of TDR net finance receivables at the end of the month in which they defaulted.